Note 10 - Additional Information on Cost of Sales and Operating Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of depreciation and amortisation expense [text block]
	Depreciation and impairment of property, plant and equipment			Amortization of intangible assets
	2021	2020	2019	2021	2020	2019

Cost of sales (i)	3,326.6	2,980.4	2,671.6	16.4	15.7	12.4
Distribution expenses	654.1	441.7	649.0	-	-	-
Sales and marketing expenses	700.3	787.9	557.7	84.3	219.9	319.4
Administrative expenses	331.4	453.6	272.0	304.2	276.1	195.5
	5,012.4	4,663.6	4,150.3	404.9	511.7	527.3